Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	296,614,193.44	22,169
Yield Supplement Overcollateralization Amount 09/30/20	10,061,146.25	0
Receivables Balance 09/30/20	306,675,339.69	22,169
Principal Payments	15,156,280.08	519
Defaulted Receivables	408,778.81	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	9,297,156.78	0
Pool Balance at 10/31/20	281,813,124.02	21,628

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.96%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	2,856,734.34	165
Past Due 61-90 days	771,960.57	46
Past Due 91-120 days	214,872.40	11
Past Due 121+ days	0.00	0
Total	3,843,567.31	222

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	198,514.99
Aggregate Net Losses/(Gains) - October 2020	210,263.82
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.82%
Prior Net Losses Ratio	0.36%
Second Prior Net Losses Ratio	-0.23%
Third Prior Net Losses Ratio	0.19%
Four Month Average	0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.95%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.09%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	33.85

Flow of Funds	$ Amount
Collections	18,674,123.67
Investment Earnings on Cash Accounts	238.87
Servicing Fee (1)	(255,562.78)
Transfer to Collection Account	0.00
Available Funds	18,418,799.76

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	548,925.26
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	4,605,803.01
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	447,158.25
(10) Collection Account Redeposits	2,548,000.00

Total Distributions of Available Funds	18,418,799.76

Servicing Fee	255,562.78
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 10/15/20	286,418,927.03
Principal Paid	14,801,069.42
Note Balance @ 11/16/20	271,617,857.61

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-3
Note Balance @ 10/15/20	172,738,927.03
Principal Paid	14,801,069.42
Note Balance @ 11/16/20	157,937,857.61
Note Factor @ 11/16/20	46.4523111%

Class A-4
Note Balance @ 10/15/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	83,100,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	30,580,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	622,572.09
Total Principal Paid	14,801,069.42
Total Paid	15,423,641.51

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	359,872.76
Principal Paid	14,801,069.42
Total Paid to A-3 Holders	15,160,942.18

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6215279
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.7762453
Total Distribution Amount	15.3977732

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0584493
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.5325571
Total A-3 Distribution Amount	44.5910064

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	311.18
Noteholders' Principal Distributable Amount	688.82

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	2,548,816.60
Investment Earnings	107.94
Investment Earnings Paid	(107.94)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$929,112.92	$1,155,000.05	$1,458,666.22
Number of Extensions	59	67	79
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.36%	0.43%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.